Common stock (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Common stock
Note 8 - Common stock

Under our share repurchase program, we repurchased 11.5 million shares for $712.8 million during the three months ended September 30, 2017 and 43.3 million shares for $2,770.2 million during the nine months ended September 30, 2017 (including 0.5 million shares for $34.5 million that were repurchased but not settled as of September 30, 2017). We repurchased 14.1 million shares for $1,132.5 million for the three months ended September 30, 2016 and 62.6 million shares for $4,717.7 million during the nine months ended September 30, 2016. As of September 30, 2017, there were 35.9 million shares remaining under our share repurchase program. Share repurchases made during the three and nine months ended September 30, 2017 were made pursuant to Rule 10b5-1 plans implemented on February 15, 2017 (the “February 2017 Rule 10b5-1 plan”) and July 26, 2017 (the “July 2017 Rule 10b5-1 plan”), as well as through open market purchases. The February 2017 Rule 10b5-1 plan was completed on June 30, 2017 and the July 2017 Rule 10b5-1 plan was completed on October 9, 2017. Additional share repurchases, if any, will be made through open market purchases, Rule 10b5-1 plans, accelerated share repurchases, privately negotiated transactions or other transactions in such amounts and at such times as we deem appropriate based upon prevailing market and business conditions and other factors.

7. Common stock

Accelerated share repurchases. In April 2015, as part of our previously announced share repurchase program, we entered into an agreement to repurchase shares of our common stock for an aggregate initial payment (the “prepayment amount”) of $5,500.0 million (the “2015 ASR Program”) under an accelerated share repurchase agreement (the “2015 ASR Agreement”). Under the terms of the 2015 ASR Agreement, upon payment of the prepayment amount, we received an initial delivery of 55.1 million shares of our common stock at a price of $84.79 per share, which represented, based on the closing share price of our common stock on Nasdaq on April 29, 2015, approximately 85% of the prepayment amount. The final purchase price per share (the “forward price”) and the final number of shares received was determined using the arithmetic mean of the daily volume-weighted average price per share of our common stock (the “VWAP”) over the term of the 2015 ASR Program, less a discount granted under the 2015 ASR Agreement. In January 2016, we settled the 2015 ASR Agreement and received 9.1 million additional shares, resulting in a total of 64.2 million shares received under the 2015 ASR Agreement.

The 2015 ASR Agreement was accounted for as an initial treasury stock transaction and a forward stock purchase contract. We initially recorded an increase to treasury stock of $4,675.0 million and a decrease to additional paid-in capital of $825.0 million. The $825.0 million recorded in additional paid-in capital was reclassified to treasury stock upon completion of the 2015 ASR Program in January 2016. The forward stock purchase contract was classified as an equity instrument and was deemed to have a fair value of zero at the effective date of the 2015 ASR Agreement. The initial delivery of shares resulted in an immediate reduction of the outstanding shares used to calculate the weighted-average common shares outstanding for basic and diluted net income per share on the effective date of the 2015 ASR Agreement.

In February 2016, we entered into an accelerated share repurchase agreement (the “2016 ASR Agreement”) to repurchase shares of our common stock for the prepayment amount of $2,800.0 million. Under the terms of the 2016 ASR Agreement, upon payment of the prepayment amount, we received an initial delivery of 32.1 million shares of our common stock at a price of $69.69 per share, which represented, based on the closing share price of our common stock on Nasdaq on February 25, 2016, approximately 80% of the prepayment amount. The forward price and the final number of shares received were determined using the arithmetic mean of the daily VWAP over the term of the 2016 ASR Agreement, less a discount and subject to adjustments pursuant to the terms of the 2016 ASR Agreement (including a cap on the forward price). In August 2016, we settled the 2016 ASR Agreement and received 6.2 million additional shares, resulting in a total of 38.3 million shares received under the 2016 ASR Agreement.

The 2016 ASR Agreement was accounted for as an initial treasury stock transaction and a forward stock purchase contract. We initially recorded an increase to treasury stock of $2,240.0 million and a decrease to additional paid-in capital of $560.0 million. The $560.0 million recorded in additional paid-in capital was reclassified to treasury stock upon settlement of the 2016 ASR Agreement in August 2016. The forward stock purchase contract was classified as an equity instrument and was deemed to have a fair value of zero at the effective date of the 2016 ASR Agreement. The initial delivery of shares resulted in an immediate reduction of the outstanding shares used to calculate the weighted-average common shares outstanding for basic and diluted net income per share on the effective date of the 2016 ASR Agreement.

Treasury share repurchases. Including the shares received under the 2016 ASR Agreement and the 2015 ASR Agreement, we repurchased 74.4 million, 55.1 million and 62.1 million shares for $5,571.9 million, $4,675.0 million and $4,642.9 million during the years ended December 31, 2016, 2015 and 2014, respectively. In December 2016, the Board of Directors of the Company approved an increase in the authorized number of shares that may be repurchased under the share repurchase program, originally announced in 2013, by an additional 65.0 million shares, for a total authorization of 330.0 million shares (including shares previously purchased) of our common stock, as adjusted for any subsequent stock split, stock dividend or similar transaction. As of December 31, 2016, there were 79.2 million shares remaining under the share repurchase program. There is no limit on the duration of the share repurchase program. Additional share repurchases, if any, will be made through open market purchases, Rule 10b5-1 plans, accelerated share repurchases, privately negotiated transactions or other transactions in such amounts and at such times as we deem appropriate based upon prevailing market and business conditions and other factors.